                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          12/31/06
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       St. Denis J. Villere & Co., LLC
            ------------------------------------------
Address:    601 Poydras Street, Suite 1808
            ------------------------------------------
            New Orleans, LA 70130
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-     774
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     George V. Young
          --------------------------------------------
Title:    LLC Member
          --------------------------------------------
Phone:    (504) 525-0808
          --------------------------------------------

Signature, Place, and Date of Signing:

 /s/ George V. Young            New Orleans, LA                     1/22/07
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         1
                                              -----------------------

Form 13F Information Table Entry Total:                  114
                                              -----------------------

Form 13F Information Table Value Total:      $     1,013,355
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
POOL CORPORATION     COM           73278L 10 5   74,370   1,898,639   Sh            OTHER                          1,898,639
LUMINEX CORP DEL     COM           55027E 10 2   56,331   4,435,505   Sh            OTHER                          4,435,505
NOBLE INTL LTD       COM           655053 10 6   56,305   2,808,228   Sh            OTHER                          2,808,228
3-D SYS CORP DEL     COM NEW       88554D 20 5   49,069   3,074,508   Sh            OTHER                          3,074,508
AMERICAN VANGUARD
CORP                 COM           030371 10 8   47,843   3,009,024   Sh            OTHER                          3,009,024
GULF ISLAND
FABRICATION INC      COM           402307 10 2   46,283   1,254,287   Sh            OTHER                          1,254,287
PHI INC              COM NON VTG   69336T 20 5   42,127   1,287,099   Sh            OTHER                          1,287,099
FIRST ST
BANCORPORATION       COM           336453 10 5   40,205   1,624,458   Sh            OTHER                          1,624,458
O REILLY AUTOMOTIVE
INC                  COM           686091 10 9   39,723   1,239,012   Sh            OTHER                          1,239,012
INPUT/OUTPUT INC     COM           457652 10 5   38,294   2,809,550   Sh            OTHER                          2,809,550
DELTA PETE CORP      COM NEW       247907 20 7   37,299   1,610,491   Sh            OTHER                          1,610,491
QUEST DIAGNOSTICS
INC                  COM           74834L 10 0   37,047     699,000   Sh            OTHER                            699,000
YRC WORLDWIDE INC    COM           984249 10 2   32,644     865,200   Sh            OTHER                            865,200
EPIQ SYS INC         COM           26882D 10 9   31,301   1,844,461   Sh            OTHER                          1,844,461
ADVANCED MEDICAL
OPTICS INC           COM           00763M 10 8   23,457     666,400   Sh            OTHER                            666,400
GARMIN LTD           ORD           G37260 10 9   23,288     418,400   Sh            OTHER                            418,400
HENRY JACK & ASSOC
INC                  COM           426281 10 1   21,050     983,660   Sh            OTHER                            983,660
BLOCK H & R INC      COM           093671 10 5   18,888     819,801   Sh            OTHER                            819,801
COAST FINL HLDGS INC COM           190354 10 0   17,050   1,037,100   Sh            OTHER                          1,037,100
WELLS FARGO & CO NEW COM           949746 10 1   15,837     445,352   Sh            OTHER                            445,352
CABELAS INC          COM           126804 30 1   15,646     648,400   Sh            OTHER                            648,400
CHEESECAKE FACTORY
INC                  COM           163072 10 1   14,719     598,350   Sh            OTHER                            598,350
STEWART ENTERPRISES
INC                  CL A          860370 10 5   13,656   2,185,012   Sh            OTHER                          2,185,012
KANSAS CITY SOUTHERN COM NEW       485170 30 2   11,793     406,935   Sh            OTHER                            406,935
MARCUS CORP          COM           566330 10 6   10,915     426,700   Sh            OTHER                            426,700
PHI INC              COM VTG       69336T 10 6    9,803     297,047   Sh            OTHER                            297,047
DIGITAL INSIGHT CORP COM           25385P 10 6    8,649     224,700   Sh            OTHER                            224,700
QUICKSILVER RESOURCES
INC                  COM           74837R 10 4    8,608     235,250   Sh            OTHER                            235,250
NIC INC              COM           62914B 10 0    8,201   1,650,100   Sh            OTHER                          1,650,100
JP MORGAN CHASE & CO COM           46625H 10 0    8,044     166,551   Sh            OTHER                            166,551
LEGGETT & PLATT INC  COM           524660 10 7    7,648     320,014   Sh            OTHER                            320,014
BANK OF AMERICA
CORPORATION          COM           060505 10 4    6,809     127,528   Sh            OTHER                            127,528
INTERNATIONAL
SHIPHOLDING CO       PFD 6% CONV
                     EX            460321 30 0    6,790     157,000   Sh            OTHER                            157,000
CAREMARK RX INC      COM           141705 10 3    6,545     114,610   Sh            OTHER                            114,610
EXXON MOBIL CORP     COM           30231G 10 2    6,466      84,382   Sh            OTHER                             84,382

PAYLESS SHOESOURCE
INC                  COM           704379 10 6    6,068     184,900   Sh            OTHER                            184,900
US BANCORP DEL       COM NEW       902973 30 4    5,743     158,688   Sh            OTHER                            158,688
CABOT CORP           COM           127055 10 1    5,634     129,300   Sh            OTHER                            129,300
SOUTHWESTERN ENERGY
CO                   COM           845467 10 9    4,949     141,200   Sh            OTHER                            141,200
WHITNEY HLDG CORP    COM           966612 10 3    4,737     145,204   Sh            OTHER                            145,204
AMEDISYS INC         COM           023436 10 8    4,486     136,469   Sh            OTHER                            136,469

BROOKE CORP          COM           112502 10 9    3,913     340,293   Sh            OTHER                            340,293
TIDEWATER INC        COM           886423 10 2    3,893      80,500   Sh            OTHER                             80,500
WESTAR ENERGY INC    COM           95709T 10 0    3,537     136,250   Sh            OTHER                            136,250
SCHLUMBERGER LTD     COM           806857 10 8    3,417      54,108   Sh            OTHER                             54,108
DST SYS INC DEL      COM           233326 10 7    3,357      53,600   Sh            OTHER                             53,600
VITRAN CORP INC      COM           92850E 10 7    3,127     180,000   Sh            OTHER                            180,000
MURPHY OIL CORP      COM           626717 10 2    3,089      60,740   Sh            OTHER                             60,740
HANCOCK HLDG CO      COM           410120 10 9    2,573      48,693   Sh            OTHER                             48,693
REGIONS FINANCIAL
CORP NEW             COM           7591EP 10 0    2,528      67,604   Sh            OTHER                             67,604
SCOTTS MIRACLE GRO
CO                   CL A          810186 10 6    2,466      47,740   Sh            OTHER                             47,740
GENERAL CABLE CORP
DEL NEW              COM           369300 10 8    2,334      53,400   Sh            OTHER                             53,400
GENERAL ELECTRIC CO  COM           369604 10 3    2,292      61,602   Sh            OTHER                             61,602
BIO RAD LABS INC     CL A          090572 20 7    2,080      25,200   Sh            OTHER                             25,200
BALDOR ELEC CO       COM           057741 10 0    2,059      61,600   Sh            OTHER                             61,600
CERNER CORP          COM           156782 10 4    2,048      45,000   Sh            OTHER                             45,000
HYDRIL               COM           448774 10 9    2,030      27,000   Sh            OTHER                             27,000
HOME BANCSHARES INC  COM           436893 20 0    1,781      74,100   Sh            OTHER                             74,100
ST  PAUL TRAVELERS
INC                  COM           792860 10 8    1,748      32,550   Sh            OTHER                             32,550
EMAGEON INC          COM           29076V 10 9    1,657     107,900   Sh            OTHER                            107,900
KEYCORP NEW          COM           493267 10 8    1,651      43,400   Sh            OTHER                             43,400
CITIGROUP INC        COM           172967 10 1    1,607      28,843   Sh            OTHER                             28,843
TUPPERWARE BRANDS
CORP                 COM           899896 10 4    1,583      70,011   Sh            OTHER                             70,011
CISCO SYS INC        COM           17275R 10 2    1,582      57,876   Sh            OTHER                             57,876
MARSH  & MCLENNAN
COS INC              COM           571748 10 2    1,542      50,300   Sh            OTHER                             50,300
BELLSOUTH CORP       COM           079860 10 2    1,470      31,204   Sh            OTHER                             31,204
PFIZER INC           COM           717081 10 3    1,414      54,610   Sh            OTHER                             54,610
GOLDMAN SACHS GROUP
INC                  COM           38141G 10 4    1,395       7,000   Sh            OTHER                              7,000
SOUTHWEST BANCORP
INC OKLA             COM           844767 10 3    1,321      47,400   Sh            OTHER                             47,400
DISNEY WALT CO       COM DISNEY    254687 10 6    1,319      38,500   Sh            OTHER                             38,500
BANK OF THE OZARKS
INC                  COM           063904 10 6    1,184      35,800   Sh            OTHER                             35,800
MCDONALDS CORP       COM           580135 10 1    1,135      25,600   Sh            OTHER                             25,600
BP PLC               SPONSORED ADR 055622 10 4    1,068      15,916   Sh            OTHER                             15,916
BRISTOW GROUP INC    COM           110394 10 3    1,018      28,200   Sh            OTHER                             28,200
PROCTER & GAMBLE CO  COM           742718 10 9      938      14,588   Sh            OTHER                             14,588
JOHNSON & JOHNSON    COM           478160 10 4      936      14,185   Sh            OTHER                             14,185

CAPITAL ONE FINL
CORP                 COM           14040H 10 5      924      12,025   Sh            OTHER                             12,025
INTERNATIONAL
RECTIFIER CORP       COM           460254 10 5      809      21,000   Sh            OTHER                             21,000
CHEVRON CORP NEW     COM           166764 10 0      799      10,862   Sh            OTHER                             10,862
ALLSTATE CORP        COM           020002 10 1      781      12,000   Sh            OTHER                             12,000
IRWIN FINL CORP      COM           464119 10 6      774      34,200   Sh            OTHER                             34,200
AFLAC INC            COM           001055 10 2      752      16,350   Sh            OTHER                             16,350
CONOCOPHILLIPS       COM           20825C 10 4      725      10,071   Sh            OTHER                             10,071
MORGAN STANLEY       COM NEW       617446 44 8      723       8,882   Sh            OTHER                              8,882
PNC FINL SVCS GROUP
INC                  COM           693475 10 5      703       9,500   Sh            OTHER                              9,500
GRAINGER W W INC     COM           384802 10 4      699      10,000   Sh            OTHER                             10,000
SECURITY BANK CORP   COM           814047 10 6      639      28,000   Sh            OTHER                             28,000
PEPSICO INC          COM           713448 10 8      609       9,729   Sh            OTHER                              9,729
KIMBERLY CLARK CORP  COM           494368 10 3      591       8,700   Sh            OTHER                              8,700
MERCK & CO INC       COM           589331 10 7      578      13,255   Sh            OTHER                             13,255
HOME DEPOT INC       COM           437076 10 2      539      13,432   Sh            OTHER                             13,432
AMERICAN INTL GROUP
INC                  COM           026874 10 7      537       7,500   Sh            OTHER                              7,500
WAL MART STORES INC  COM           931142 10 3      473      10,240   Sh            OTHER                             10,240
DELTIC TIMBER CORP   COM           247850 10 0      453       8,122   Sh            OTHER                              8,122
DEVELOPERS
DIVERSIFIED RLTY     COM           251591 10 3      447       7,100   Sh            OTHER                              7,100
QLT INC              COM           746927 10 2      432      50,717   Sh            OTHER                             50,717
WACHOVIA CORP 2ND
NEW                  COM           929903 10 2      426       7,488   Sh            OTHER                              7,488
BRISTOL MYERS SQUIBB
CO                   COM           110122 10 8      426      16,168   Sh            OTHER                             16,168
COLGATE PALMOLIVE CO COM           194162 10 3      358       5,485   Sh            OTHER                              5,485
FEDERAL REALTY INVT
TR                   SH BEN INT
                     NEW           313747 20 6      340       4,000   Sh            OTHER                              4,000
AT&T INC             COM           00206R 10 2      339       9,472   Sh            OTHER                              9,472
SHORE BANCSHARES INC COM           825107 10 5      322      10,687   Sh            OTHER                             10,687
ROYAL DUTCH SHELL
PLC                  SPONS ADR A   780259 20 6      296       4,176   Sh            OTHER                              4,176
VERIZON
COMMUNICATIONS       COM           92343V 10 4      285       7,666   Sh            OTHER                              7,666
BAXTER INTL INC      COM           071813 10 9      278       6,000   Sh            OTHER                              6,000
PPG INDS INC         COM           693506 10 7      271       4,216   Sh            OTHER                              4,216
NEWPARK RES INC      COM PAR
                     $.01NEW       651718 50 4      236      32,700   Sh            OTHER                             32,700
KINDER MORGAN ENERGY
PARTNERS             UT LTD
                     PARTNER       494550 10 6      228       4,750   Sh            OTHER                              4,750
ANADARKO PETE CORP   COM           032511 10 7      218       5,008   Sh            OTHER                              5,008
LINCARE HLDGS INC    COM           532791 10 0      217       5,448   Sh            OTHER                              5,448
LOWES COS INC        COM           548661 10 7      214       6,870   Sh            OTHER                              6,870
FEDERAL NATL MTG
ASSN                 COM           313586 10 9      214       3,600   Sh            OTHER                              3,600
STONE ENERGY CORP    COM           861642 10 6      202       5,720   Sh            OTHER                              5,720
CAL MAINE FOODS INC  COM NEW       128030 20 2       86      10,000   Sh            OTHER                             10,000
                                                          1,013,355